Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2007	Dec. 31, 2014	Dec. 31, 2007 Trust_Preferred_Securities	Dec. 31, 2011
Subordinated Borrowing [Line Items]
Redeem and refinance of floating rate subordinated debenture	$ 5,000
Refinancing at face value, reduction rate		2.00%
Subordinated debenture, maturity period		30 years
Subordinated debentures, principal amount percentage		100.00%
Minimum [Member]
Subordinated Borrowing [Line Items]
Subordinated debentures may redeem part of principal amount		1,000
Futura Ban Corp [Member]
Subordinated Borrowing [Line Items]
Number of additional trust preferred securities acquired			2
2.48% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		12,500
Debt, interest rate		2.48%
Redemption of subordinated debentures description		The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest.
Subordinated Debentures [Member]
Subordinated Borrowing [Line Items]
Subordinated debenture, maturity date		Jun. 15, 2035
3.39% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		7,500
Debt, interest rate		3.39%
1.83% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		5,000
Debt, interest rate		1.83%
6.05% Fixed Rate Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		12,500
Debt, interest rate		6.05%
Subordinated debenture, maturity term		5 years
1.89% Debenture [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		2,500
Debt instrument, variable interest rate percentage		1.89%
1.89% Debenture [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				1,927
Debt instrument, variable interest rate percentage				1.89%
Subordinated Debenture [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures		5,000
Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures		7,500
Trust Preferred Securities [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities		2,500
Trust Preferred Securities [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities		1,927